Common and Preferred Stock, Additional Paid-In Capital and Dividends, Dividends to Common Stock Holders (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Dividends paid to common stock holders	$ 0